Strategic Investments - Choom Holdings Inc. (Details)			12 Months Ended
	Dec. 12, 2019 CAD ($) $ / shares shares	Nov. 02, 2018 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) year $ / shares shares	Jun. 30, 2019 CAD ($) year $ / shares shares	Jun. 30, 2020 $ / shares	Jun. 24, 2020 $ / shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Share price (in CAD per share) | $ / shares					$ 12.42
Impairment			$ 75,035,000	$ 88,932,000
Unrealized (loss) gain on derivatives (Note 20)			(34,069,000)	(14,866,000)
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reclassification from marketable securities to investment in associate			1,775,000	(280,702,000)
Unrealized loss on changes in fair value			43,613,000	78,837,000
Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Reclassification from marketable securities to investment in associate				3,413,000
Unrealized loss on changes in fair value			35,099,000	17,725,000
Unrealized (loss) gain on derivatives (Note 20)			(34,069,000)	$ (14,866,000)
Choom | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Proportion of ownership interest in investment, percentage restriction	25.00%
Total shareholdings (in shares) | shares	9,859,155			9,859,155
Reclassification from marketable securities to investment in associate			1,800,000
Financial assets, at fair value				$ 4,400,000
Quoted stock price (in CAD per share) | $ / shares	$ 0.18
Unrealized loss on changes in fair value			2,600,000
Loss previously recognised in other comprehensive income arising from reclassification of financial assets out of fair value through other comprehensive income into fair value through profit or loss measurement category	$ 5,200,000
Proportion of ownership interest in investment				8.00%
Share price (in CAD per share) | $ / shares				$ 0.445
Impairment				$ 0
Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Financial assets, amount of instruments purchased		$ 20,000,000
Interest rate		6.50%
Interest receivable			1,500,000	800,000
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares		$ 1.25				$ 0.65
Number of warrants (in shares) | shares		96,464,248
Proportion of ownership interest in investment, percentage restriction	25.00%	9.90%
Financial assets, at fair value			$ 20,500,000	$ 19,300,000
Share price (in CAD per share) | $ / shares			$ 0.14	$ 0.445
Unrealized (loss) gain on derivatives (Note 20)			$ 1,100,000	$ (600,000)
Warrants | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized (loss) gain on derivatives (Note 20)				$ (100,000)
Number of warrants held by entity (in shares) | shares			96,464,248
Bottom of range | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares		$ 1.25
Top of range | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Exercise price of warrants (in CAD per share) | $ / shares		$ 2.75
Credit spread | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			0.0858	0.0824
Dividend yield | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			0	0
Historical volatility for shares | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets			1.2188	0.8448
Expected life | Convertible Debentures | Derivatives and convertible debentures at FVTPL | Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year			2.34	3.35
Choom
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Total shareholdings (in shares) | shares			9,859,155
Proportion of ownership interest in investment			4.37%
Fair value of investment in associates			$ 1,400,000
Share price (in CAD per share) | $ / shares			$ 0.14
Impairment			$ 428,000	$ 0